Brad A. Green, P.C. To Call Writer Directly: +1 212 446 4839 brad.green@kirkland.com	601 Lexington Avenue New York, NY 10022 United States +1 212 446 4800	Facsimile: +1 212 446 4900

www.kirkland.com

May 13, 2025

Via EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Eileen Smiley Michael Spratt Thankam Varghese

	Re:	Adams Street Private Equity Navigator Fund LLC (File Nos. 333-286321; 811-24072)

Ladies and Gentlemen:

Enclosed for filing on behalf of Adams Street Private Equity Navigator Fund LLC (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “Commission”) on April 1, 2025 (the “Registration Statement”).

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a subsequent pre-effective amendment to the Registration Statement.

Please contact the undersigned by telephone at (212) 446-4839 or by email at brad.green@kirkland.com if you have any questions.

Sincerely,

/s/ Brad A. Green, P.C.
Brad A. Green, P.C.

cc:	Eric R. Mansell, Adams Street Advisors, LLC Lizzie Gomez, Adams Street Advisors, LLC Nicole M. Runyan, P.C., Kirkland & Ellis, LLP

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